Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Hartford Healthcare Fund Summary Section
Supplement [Text Block]	hmfic_SupplementTextBlock

APRIL 21, 2016

SUPPLEMENT TO

DOMESTIC EQUITY FUNDS PROSPECTUS DATED MARCH 1, 2016

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.)

1.              Under the heading “THE HARTFORD HEALTHCARE FUND SUMMARY SECTION — AVERAGE ANNUAL TOTAL RETURNS” in the Prospectus, the disclosure is deleted in its entirety and replaced with the following:

Average Annual Total Returns.  The table below shows returns for the Fund over time compared to those of two broad-based sector indices and a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I shares commenced operations on August 31, 2006 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges), which had different operating expenses. Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006 and performance prior to that date is that of the Fund’s Class Y shares, which had different operating expenses. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2015 (including sales charges)

Share Classes	1 Year	5 Years	10 Years
Class A – Return Before Taxes	6.48%	21.01%	11.26%
– After Taxes on Distributions	3.17%	19.87%	10.44%
– After Taxes on Distributions and Sale of Fund Shares	6.30%	17.18%	9.23%
Share Classes (Return Before Taxes)
Class B	6.88%	21.18%	11.20%
Class C	10.89%	21.52%	11.10%
Class I	12.97%	22.76%	12.23%
Class R3	12.33%	22.09%	11.68%
Class R4	12.64%	22.45%	12.02%
Class R5	12.99%	22.81%	12.33%
Class Y	13.10%	22.92%	12.41%
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes)*	7.41%	20.34%	10.94%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
S&P North American Health Care Sector Index (reflects no deduction for fees, expenses or taxes)	6.72%	20.85%	11.31%

* Effective April 1, 2016, the broad-based sector index used by the Fund changed to the S&P Composite 1500 Health Care Index due to the discontinuation of S&P North American Health Care Sector Index.

2.              Effective immediately, the last three sentences in the third paragraph under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Manager” in the Prospectus are deleted in their entirety and replaced with the following:

Shareholders of each of MidCap Value Fund and Small Cap Core Fund have prospectively approved the operation of the Fund under any “manager of managers” structure, including under (i) the New Order and/or (ii) any future law, regulation, or exemptive relief provided by the SEC. These Funds will continue to rely on the Current Relief until the SEC grants the New

Order. Each of Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, Healthcare Fund, MidCap Fund, Small Cap Growth Fund, Small Company Fund and Value Opportunities Fund will continue to rely on the Current Relief until the Fund’s shareholders approve the operation of the Fund under the New Order and the SEC grants the New Order.

3.              Effective immediately, the following information is added to the last paragraph in the section entitled “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus:

In addition, a discussion regarding the basis for the Board of Directors’ approval of the new investment management agreement with the Investment Manager with respect to Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, MidCap Fund, MidCap Value Fund, Small Cap Core Fund, Small Cap Growth Fund and Value Opportunities Fund will be available in the Funds’ semi-annual report to shareholders for the period ended April 30, 2016.

4.              Effective immediately, the fourth paragraph and last paragraph in the section entitled “VALUATION OF SHARES” in the Prospectus are deleted in their entirety and the following is added:

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

5.              The following information is added in the section entitled “Performance Notes — Indices” in the Prospectus:

The S&P Composite 1500 Health Care Index is an unmanaged capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

This Supplement should be retained with your Prospectus for future reference.

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns for the Fund over time compared to those of two broad-based sector indices and a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I shares commenced operations on August 31, 2006 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges), which had different operating expenses. Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006 and performance prior to that date is that of the Fund’s Class Y shares, which had different operating expenses. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2015 (including sales charges)
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | S&P Composite 1500 Health Care Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.41%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	20.34%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.94%	[1]
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.31%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | S&P North American Health Care Sector Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P North American Health Care Sector Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	20.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.31%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	21.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.26%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	19.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.44%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.23%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	21.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.20%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	21.52%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.10%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	22.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.23%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	22.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.68%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	22.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.02%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	22.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.33%
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	22.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.41%

[1]	Effective April 1, 2016, the broad-based sector index used by the Fund changed to the S&P Composite 1500 Health Care Index due to the discontinuation of S&P North American Health Care Sector Index.